Consolidated Statements of Changes in Shareholders' Equity ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Cumulative Effect, Period of Adoption, Adjusted Balance [Member] CNY (¥)	Cumulative Effect, Period of Adoption, Adjustment [Member] CNY (¥)	JOYY Inc [Member] CNY (¥)	Huya 2018 Share Incentive Plan [Member] CNY (¥)	Common Class A [Member] CNY (¥) shares	Common Class A [Member] Cumulative Effect, Period of Adoption, Adjusted Balance [Member] CNY (¥) shares	Common Class A [Member] JOYY Inc [Member] CNY (¥) shares	Common Class B [Member] CNY (¥) shares	Common Class B [Member] Cumulative Effect, Period of Adoption, Adjusted Balance [Member] CNY (¥) shares	Common Class B [Member] JOYY Inc [Member] CNY (¥) shares	Additional paid-in capital [Member] CNY (¥)	Additional paid-in capital [Member] Cumulative Effect, Period of Adoption, Adjusted Balance [Member] CNY (¥)	Additional paid-in capital [Member] JOYY Inc [Member] CNY (¥)	Additional paid-in capital [Member] Huya 2018 Share Incentive Plan [Member] CNY (¥)	Statutory reserves [Member] CNY (¥)	Statutory reserves [Member] Cumulative Effect, Period of Adoption, Adjusted Balance [Member] CNY (¥)	Accumulated deficit [Member] CNY (¥)	Accumulated deficit [Member] Cumulative Effect, Period of Adoption, Adjusted Balance [Member] CNY (¥)	Accumulated deficit [Member] Cumulative Effect, Period of Adoption, Adjustment [Member] CNY (¥)	Accumulated other comprehensive income [Member] CNY (¥)	Accumulated other comprehensive income [Member] Cumulative Effect, Period of Adoption, Adjusted Balance [Member] CNY (¥)
Beginning balance at Dec. 31, 2017	¥ 60,199						¥ 1			¥ 66			¥ 140,792						¥ (80,968)			¥ 308
Beginning balance, shares at Dec. 31, 2017 | shares							992,456			99,007,544
Class B ordinary shares converted to Class A ordinary shares resulted from the transfer of such shares from YY to other investors					¥ 0				¥ 6			¥ (6)
Class B ordinary shares converted to Class A ordinary shares resulted from the transfer of such shares from YY to other investors, shares | shares									8,750,223			(8,750,223)
Issuance of ordinary shares	1,207,749						¥ 11						1,207,738
Issuance of ordinary shares, shares | shares							17,250,000
Share-based compensation					5,833	¥ 220,862									¥ 5,833	¥ 220,862
Accretion to Series A Preferred Shares redemption value prior to the extinguishment	(7,078)												(7,078)
Accretion to Series A Preferred Shares redemption value post the extinguishment	(10,439)												(6,274)						(4,165)
Accretion to Series B-2 Preferred Shares redemption value	(54,111)												(32,526)						(21,585)
Deemed dividend to Series A Preferred Shareholders	(496,995)												(151,854)						(345,141)
Conversion of Series A Preferred Shares to ordinary shares upon the completion of the IPO	436,499						¥ 11			¥ 3			436,485
Conversion of Series A Preferred Shares to ordinary shares upon the completion of the IPO, shares | shares							17,647,058			4,411,765
Conversion of Series B-2 Preferred Shares to ordinary shares upon the completion of the IPO	2,665,091									¥ 41			2,665,050
Conversion of Series B-2 Preferred Shares to ordinary shares upon the completion of the IPO,shares | shares										64,488,235
Derecognition of derivative liabilities upon conversion	3,188,827												3,188,827
Appropriation to statutory reserves	0																¥ 34,634		(34,634)
Net (loss) income	(1,937,689)																		(1,937,689)
Foreign currency translation adjustment, net of nil tax	366,259																					366,259
Ending balance at Dec. 31, 2018	5,645,007						¥ 29			¥ 104			7,667,855				34,634		(2,424,182)			366,567
Ending balance, shares at Dec. 31, 2018 | shares							44,639,737			159,157,321
Class B ordinary shares converted to Class A ordinary shares resulted from the transfer of such shares from YY to other investors					0				¥ 4			¥ (4)
Class B ordinary shares converted to Class A ordinary shares resulted from the transfer of such shares from YY to other investors, shares | shares									6,800,000			(6,800,000)
Issuance of ordinary shares	2,110,066						¥ 9						2,110,057
Issuance of ordinary shares, shares | shares							13,600,000
Share-based compensation					¥ 1,996	279,748									¥ 1,996	279,748
Deemed dividend to Series A Preferred Shareholders
Issuance of ordinary shares for restricted share units, shares | shares							50,433
Issuance of ordinary shares for exercised share options	¥ 32,411						¥ 2						32,409
Issuance of ordinary shares for exercised share options (shares) | shares	2,011,144	2,011,144					2,011,144
Deemed distribution to JOYY	¥ (10,119)												(10,119)
Appropriation to statutory reserves	0																30,045		(30,045)
Net (loss) income	468,173																		468,173
Foreign currency translation adjustment, net of nil tax	157,568																					157,568
Ending balance at Dec. 31, 2019	8,684,850		¥ 8,681,783	¥ (3,067)			¥ 44	¥ 44		¥ 100	¥ 100		10,081,946	¥ 10,081,946			64,679	¥ 64,679	(1,986,054)	¥ (1,989,121)	¥ (3,067)	524,135	¥ 524,135
Ending balance, shares at Dec. 31, 2019 | shares							67,101,314	67,101,314		152,357,321	152,357,321
Share-based compensation						¥ 408,208										¥ 408,208
Deemed dividend to Series A Preferred Shareholders
Issuance of ordinary shares for restricted share units							¥ 1						(1)
Issuance of ordinary shares for restricted share units, shares | shares							1,948,606
Issuance of ordinary shares for exercised share options	¥ 255,515						¥ 10						255,505
Issuance of ordinary shares for exercised share options (shares) | shares	14,440,921	14,440,921					14,440,921
Deemed distribution to JOYY	¥ (1,013)												(1,013)
Appropriation to statutory reserves																	57,750		(57,750)
Increase in VIE's share capital by transferring VIE's retain earnings													720,930						(720,930)
Net (loss) income	884,158	$ 135,504																	884,158
Foreign currency translation adjustment, net of nil tax	(451,873)	(69,253)																				(451,873)
Ending balance at Dec. 31, 2020	¥ 9,776,778	$ 1,498,356					¥ 55			¥ 100			¥ 11,465,575				¥ 122,429		¥ (1,883,643)			¥ 72,262
Ending balance, shares at Dec. 31, 2020 | shares							83,490,841			152,357,321